FAIR VALUE MEASUREMENTS - Backstop Subscription Agreement - Summary of changes in fair value of financial instruments measured on recurring basis (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of changes in fair value of financial instruments measured on recurring basis
Balance	$ 156,795,000	$ 15,990,000	$ 36,435,000	$ 36,435,000	$ 3,668,000	$ 3,668,000	$ 1,314,000
Issuance of Series D-2 Preferred Stock warrants							1,634,000
Issuance of Pay-to-Play convertible notes							2,961,000
Conversion of preferred stock to common stock and reclassified to equity							(54,000)
Reinstatement of common stock warrants as preferred stock warrants					61,000	61,000
Issuance of Pay-to-Play convertible notes and related warrants					9,282,000	9,282,000
Common rights offering						142,000
Issuance of 2023 convertible notes and related warrants		8,400,000		110,718,000	8,400,000	12,300,000
Issuance of Pre-funded common stock warrants				464,000		505,000
Change in estimated fair value	15,488,000	1,312,000		24,666,000	4,291,000	10,477,000	(2,187,000)
Balance	172,283,000	25,702,000	156,795,000	172,283,000	25,702,000	36,435,000	3,668,000
Pay to Play Convertible Notes [Member]
Summary of changes in fair value of financial instruments measured on recurring basis
Balance	16,042,000	13,763,000	14,641,000	14,641,000	3,139,000	3,139,000
Issuance of Pay-to-Play convertible notes							2,961,000
Issuance of Pay-to-Play convertible note warrants							(322,000)
Issuance of Pay-to-Play convertible notes and related warrants					8,717,000	8,717,000
Common rights offering						142,000
Change in estimated fair value	(65,000)	398,000		1,336,000	2,305,000	2,643,000	500,000
Balance	15,977,000	14,161,000	16,042,000	15,977,000	14,161,000	14,641,000	3,139,000
2023 Convertible Notes [Member]
Summary of changes in fair value of financial instruments measured on recurring basis
Balance	133,088,000		18,064,000	18,064,000
Issuance of 2023 convertible notes and related warrants		7,275,000		105,902,000	7,275,000	11,175,000
Change in estimated fair value	15,463,000	1,241,000		24,585,000	1,241,000	6,889,000
Balance	148,551,000	8,516,000	133,088,000	148,551,000	8,516,000	18,064,000
Warrant Liabilities [Member]
Summary of changes in fair value of financial instruments measured on recurring basis
Balance	7,665,000	2,227,000	3,730,000	3,730,000	529,000	529,000	1,314,000
Issuance of Series D-2 Preferred Stock warrants							1,634,000
Conversion of preferred stock to common stock and reclassified to equity							(54,000)
Issuance of Pay-to-Play convertible note warrants							322,000
Reinstatement of common stock warrants as preferred stock warrants					61,000	61,000
Issuance of Pay-to-Play convertible notes and related warrants					565,000	565,000
Issuance of 2023 convertible notes and related warrants		1,125,000		4,816,000	1,125,000	1,125,000
Issuance of Pre-funded common stock warrants				464,000		505,000
Change in estimated fair value	90,000	(327,000)		(1,255,000)	745,000	945,000	(2,687,000)
Balance	7,755,000	$ 3,025,000	7,665,000	7,755,000	$ 3,025,000	$ 3,730,000	$ 529,000
Derivative liabilities | Backstop Subscription Agreement | BURTECH ACQUISITION CORP [Member]
Summary of changes in fair value of financial instruments measured on recurring basis
Initial Measurement on April 22, 2024			361,124
Change in Fair Value	89,929		(4,277)
Fair Value as of ending	$ 446,776		$ 356,847	$ 446,776